Revenue - Additional Information (Detail) € in Millions			3 Months Ended		6 Months Ended
	Jan. 29, 2024 USD ($)	Nov. 29, 2023 USD ($)	Jun. 30, 2024 CommercialCustomer	Jun. 30, 2023 CommercialCustomer	Jun. 30, 2024 USD ($) CommercialCustomer	Jun. 30, 2024 EUR (€) CommercialCustomer	Jun. 30, 2023 CommercialCustomer
Third Party Investors [Member]
Disclosure of associates [line items]
Commitment from investors	$ 150,000,000
Teijin Limited [Member]
Disclosure of associates [line items]
Upfront payment received		$ 70,000,000
Maximum additional development and regulatory milestones potentially to be received		$ 175,000,000			$ 175,000,000
Royalties And Milestones [Member] | Third Party Investors [Member]
Disclosure of associates [line items]
Recognized as revenue					0
Royalties And Milestones [Member] | Teijin Limited [Member]
Disclosure of associates [line items]
Recognized as revenue					$ 0
Commercial customers [Member]
Disclosure of associates [line items]
Number of commercial customers | CommercialCustomer			4	4	4	4	4
Commercial customers [Member] | Bottom of range [member]
Disclosure of associates [line items]
Perentage of sale to commercial customers			10.00%	10.00%	10.00%	10.00%	10.00%
Collaboration partners and license agreements [Member] | Third Party Investors [Member]
Disclosure of associates [line items]
Recognized as revenue | €						€ 25.6